Significant Related Party Transactions - Summary of Balances Due From and to Significant Related Parties (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [Line Items]
Amount due from related parties	¥ 987	¥ 927
China Life Insurance (Group) Company ("CLIC") [member]
Disclosure of transactions between related parties [Line Items]
Amount due from related parties	420	529
China Life Insurance (Overseas) Company Limited ("CL Overseas") [member]
Disclosure of transactions between related parties [Line Items]
Amount due from related parties	122	47
China Life Property and Casualty Insurance Company Limited ("CLP&C") [member]
Disclosure of transactions between related parties [Line Items]
Amount due from related parties	428	332
Amount due to related parties	(6)	0
China Life Investment Holding Company Limited ("CLI") [member]
Disclosure of transactions between related parties [Line Items]
Amount due from related parties	9	12
Amount due to related parties	(265)	(206)
China Life Real Estate Co., Limited ("CLRE") [member]
Disclosure of transactions between related parties [Line Items]
Amount due from related parties	2	2
China Guangfa Bank Co. Ltd ("CGB") [member]
Disclosure of transactions between related parties [Line Items]
Amount deposited with related parties	33,385	26,342
Interbank certificates of deposits of related parties	199	0
Wealth management products of related parties	330	0
Amount due from related parties	1,041	365
Amount due to related parties	(31)	(17)
China Life Ecommerce Company Limited ("CL Ecommerce") [member]
Disclosure of transactions between related parties [Line Items]
Amount due from related parties	6	5
Amount due to related parties	(78)	(66)
China Life Pension Company Limited ("Pension Company") [member]
Disclosure of transactions between related parties [Line Items]
Amount due from related parties	57	47
Amount due to related parties	(19)	(17)
China Life Asset Management Company Limited ("AMC") [member]
Disclosure of transactions between related parties [Line Items]
Amount due to related parties	(207)	(604)
China Life Franklin Asset Management Company Limited [member]
Disclosure of transactions between related parties [Line Items]
Amount due to related parties	(4)	(8)
Sino-Ocean Group Holding Limited ("Sino-Ocean") [member]
Disclosure of transactions between related parties [Line Items]
Corporate bonds from relate parties	592	643
Amount due from related parties	¥ 8	¥ 8